Segmented information - Additional Information (Detail) $ in Thousands	12 Months Ended
	Apr. 30, 2021 CAD ($) Segment	Apr. 30, 2020 CAD ($)
Disclosure Of Operating Segments [Abstract]
Trade receivables | $	$ 871	$ 736
Allowance for doubtful debt | $	$ 491
Number of operating segment | Segment	1
Number of reportable geographical segment | Segment	3